Annual Total Returns[BarChart] - Invesco VI Equally-Weighted SP 500 Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.36%)	17.09%	35.42%	13.88%	(2.68%)	14.24%	18.58%	(7.87%)	28.79%	12.74%